Interest and Other Income, Net	12 Months Ended
Mar. 31, 2012
Interest and Other Income, Net [Abstract]
INTEREST AND OTHER INCOME, NET
17.	INTEREST AND OTHER INCOME, NET

Interest and other income, net consist of the following:
	For the years ended March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Interest from investment in MKVDC		288		288	6
Interest on loans to employees		94		93	2
Interest on advances and others, net		289		444	9
Interest paid on customers deposits		(5)		(4)	(0)
Interest on income tax refunds		7851		313	6
Other income		461		742	15
Interest paid on bank loans		(4,515)		(9,492)	(187)
Interest and other income, net	Rs.	4,463	Rs.	(7,616)	$(150)